INCOME TAX AND DEFERRED TAX ASSETS (Detail Textuals)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax And Deferred Tax Assets [Line Items]
Uniform tax rate	25.00%	25.00%
US statutory tax rate	21.00%	34.00%	34.00%
Limitation percent of the tax deduction for interest expense	30.00%
Limitation percent of deduction for net operating losses	80.00%
PRC tax Jurisdiction
Income Tax And Deferred Tax Assets [Line Items]
Uniform tax rate	16.50%
Examination Period	5 years
Earlier tax year
Income Tax And Deferred Tax Assets [Line Items]
US statutory tax rate	35.00%
Latest tax year
Income Tax And Deferred Tax Assets [Line Items]
US statutory tax rate	21.00%
Hong Kong
Income Tax And Deferred Tax Assets [Line Items]
Uniform tax rate	16.50%